SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

ENBRIDGE ENERGY PARTNERS, L.P. EQUITY RESTRUCTURING TRANSACTION

Effective July 1, 2014, Enbridge Energy Company, Inc., a wholly owned subsidiary of Enbridge and the General Partner (GP) of EEP, entered into an equity restructuring transaction in which the Company irrevocably waived its right to receive cash distributions and allocations in excess of 2% in respect of its GP interest in the existing incentive distribution rights in exchange for the issuance of (i) 66.1 million units of a new class of EEP units designated as Class D Units, and (ii) 1,000 units of a new class of EEP units designated as Incentive Distribution Units.  The Class D Units entitle the Company to receive quarterly distributions equal to the distribution paid on the EEP’s common units.  This restructuring decreases the Company’s share of incremental cash distributions from 48% of all distributions in excess of US$0.495 per unit per quarter down to 23% of all distributions in excess of EEP’s current quarterly distribution of US$0.5435 per unit per quarter.  The transaction will apply to all distributions declared subsequent to the effective date.

EQUITY ISSUANCES

On July 8, 2014, the Company issued 1.2 million Common Shares for gross proceeds of approximately $60 million pursuant to the underwriters’ over-allotment option of the previously announced common equity offering of 7.9 million Common Shares that closed on June 24, 2014.

On July 17, 2014, the Company issued 14 million Preference Shares, Series 13 for gross proceeds of $350 million.